Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Real Estate Portfolio
March 31, 2022
VIPRE-NPRT1-0522
1.799880.118
Common Stocks - 100.9%
	Shares	Value ($)
Commercial Services & Supplies - 0.6%
REITs - Diversified - 0.6%
CoreCivic, Inc. (a)	229,700	2,565,749
Diversified Financial Services - 1.5%
Multi-Sector Holdings - 1.5%
WeWork, Inc. (a)(b)	1,007,200	6,869,104
Equity Real Estate Investment Trusts (REITs) - 91.2%
REITs - Apartments - 12.2%
Essex Property Trust, Inc.	65,248	22,541,879
Invitation Homes, Inc.	318,600	12,801,348
Mid-America Apartment Communities, Inc.	98,300	20,588,935
		55,932,162
REITs - Diversified - 21.8%
Crown Castle International Corp.	183,900	33,947,940
Digitalbridge Group, Inc. (a)	627,400	4,517,280
Equinix, Inc.	40,400	29,961,448
Lamar Advertising Co. Class A	93,300	10,839,594
VICI Properties, Inc.	475,800	13,541,268
Washington REIT (SBI)	266,300	6,790,650
		99,598,180
REITs - Health Care - 8.2%
Ventas, Inc.	407,210	25,149,290
Welltower, Inc.	130,300	12,527,042
		37,676,332
REITs - Hotels - 3.9%
RLJ Lodging Trust	1,122,226	15,800,942
Ryman Hospitality Properties, Inc. (a)	20,700	1,920,339
		17,721,281
REITs - Management/Investment - 8.8%
American Tower Corp.	159,900	40,170,078
REITs - Manufactured Homes - 3.5%
Equity Lifestyle Properties, Inc.	206,820	15,817,594
REITs - Office Property - 3.9%
Alexandria Real Estate Equities, Inc.	57,000	11,471,250
Douglas Emmett, Inc.	191,900	6,413,298
		17,884,548
REITs - Shopping Centers - 2.9%
Phillips Edison & Co., Inc.	94,300	3,242,977
SITE Centers Corp.	609,600	10,186,416
		13,429,393
REITs - Single Tenant - 4.1%
Four Corners Property Trust, Inc.	484,800	13,108,992
Spirit Realty Capital, Inc.	124,900	5,747,898
		18,856,890
REITs - Storage - 7.5%
CubeSmart	654,400	34,048,432
REITs - Warehouse/Industrial - 14.4%
Americold Realty Trust	118,300	3,298,204
EastGroup Properties, Inc.	19,799	4,024,741
Prologis (REIT), Inc.	333,454	53,846,151
Terreno Realty Corp.	62,700	4,642,935
		65,812,031
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		416,946,921
Hotels, Restaurants & Leisure - 0.8%
Casinos & Gaming - 0.8%
Caesars Entertainment, Inc. (a)	46,210	3,574,806
IT Services - 1.1%
Internet Services & Infrastructure - 1.1%
Cyxtera Technologies, Inc. (c)	150,297	1,836,629
Cyxtera Technologies, Inc. Class A (a)	260,500	3,183,310
		5,019,939
Real Estate Management & Development - 5.7%
Real Estate Services - 5.7%
CBRE Group, Inc.	140,100	12,821,952
Jones Lang LaSalle, Inc. (a)	55,200	13,218,192
		26,040,144
TOTAL COMMON STOCKS (Cost $325,086,534)		461,016,663

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (d)	4,171,030	4,171,864
Fidelity Securities Lending Cash Central Fund 0.31% (d)(e)	5,317,368	5,317,900
TOTAL MONEY MARKET FUNDS (Cost $9,489,764)		9,489,764

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $334,576,298)	470,506,427
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(13,626,903)
NET ASSETS - 100.0%	456,879,524

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,836,629 or 0.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cyxtera Technologies, Inc.	2/21/21	1,502,970

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	6,523,200	33,457,422	35,808,758	891	-	-	4,171,864	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	3,812,400	15,997,765	14,492,265	10,560	-	-	5,317,900	0.0%
Total	10,335,600	49,455,187	50,301,023	11,451	-	-	9,489,764

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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